Subsequent Event	9 Months Ended
Sep. 30, 2018
Subsequent Events [Abstract]
Subsequent Event

NOTE 5 - SUBSEQUENT EVENT

Management has evaluated subsequent events through November 12, 2018, the date which the financial statements were available to be issued. Except for the events disclosed above, all subsequent events requiring recognition have been incorporated into these financial statements in accordance with FASB ASC Topic 855, “Subsequent Events.”